17. EVENTS AFTER REPORTING DATE	12 Months Ended
Jan. 31, 2019
Notes
17. EVENTS AFTER REPORTING DATE	17. EVENTS AFTER REPORTING DATE Subsequent to the end of the year, the Company has issued 1,575,565 common shares on exercise of warrants.